Collaboration, License and Option Agreements (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		36 Months Ended
	Apr. 30, 2019	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Aug. 01, 2026	May 14, 2026	Nov. 30, 2021	Nov. 18, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Liability to licensor		$ 19,806	$ 19,806	$ 19,806	$ 19,806
Collaboration Amendment Date						2019 years
Amended Bei Gene Collaboration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront non-refundable payment.	$ 25,000					$ 25,000
Deferred Revenue, Current									$ 19,800	$ 19,800
Revenues		0	0
Liability to licensor		$ 19,800	$ 19,800	19,800	19,800
Collaboration Amendment Date						2021 years
Context Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues				2,000	$ 11,000
Maximum Potential Aggregate Payments				$ 133,500
Amended license agreement first payable amount								$ 4,500,000
Amended License Agreement Second Payable Amount							$ 2,000,000